Restatement of Previously Issued Interim Condensed Consolidated Financial Statements	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

19. RESTATEMENT OF PREVIOUSLY ISSUED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The following tables present the impacts of the restatement adjustments, as described in Note 2. Restatement of Previously Issued Financial Statements, to the previously reported financial information as of and for the periods ended March 31, 2022 and 2021, June 30, 2022 and 2021, and September 30, 2022 and 2021.

Restated Condensed Consolidated Balance Sheets (Unaudited)

	March 31, 2022 (unaudited)			March 31, 2021 (unaudited)
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated
ASSETS
Current Assets
Cash and cash equivalents	28,086,550	-	28,086,550	227,566	-	227,566
Restricted cash	1,320,000	-	1,320,000	-	-	-
Stable coins	-	15,768,934	15,768,934	-	217,004	217,004
Digital assets	43,899,644	(16,164,693)	27,734,951	29,361,599	(2,876,997)	26,484,602
Income tax receivable	-	-	-	-	-	-
Other current assets	4,968,525	-	4,968,525	4,908,935	-	4,908,935
Total Current Assets	78,274,719	(395,759)	77,878,960	34,498,100	(2,659,993)	31,838,107

Investment security	333,334	-	333,334	1,000,000	-	1,000,000
Deposits for property and equipment	54,147,381	-	54,147,381	14,400,272	-	14,400,272
Property and equipment, net	28,651,298	-	28,651,298	28,193,696	-	28,193,696
Deferred tax assets	849,944	-	849,944	-	-	-
Other noncurrent assets	7,305,223	-	7,305,223	-	-	-

Total Assets	169,561,899	(395,759)	169,166,140	78,092,068	(2,659,993)	75,432,075

LIABILITIES AND EQUITY
Current Liabilities
Accounts payable	3,537,633	-	3,537,633	1,396,773	-	1,396,773
Due to related parties	-	-	-	7,000	-	7,000
Income tax payable	348,253	-	348,253	251,919	-	251,919
Convertible notes	-	-	-	1,280,000	-	1,280,000
Other payables and accrued liabilities	988,537	-	988,537	160,886	-	160,886

Total Current Liabilities	4,874,423	-	4,874,423	3,096,578	-	3,096,578

Deferred tax liabilities	-	-	-	30,223	-	30,223
Long-term income tax payable	2,836,458	-	2,836,458	-	-	-

Total Liabilities	7,710,881	-	7,710,881	3,126,801	-	3,126,801

Commitments and Contingencies

Shareholders’ Equity
Preferred shares	9,050,000	-	9,050,000	-	-	-
Common shares	696,293	-	696,293	483,059	-	483,059
Treasury shares	(1,171,679)	-	(1,171,679)	-	-	-
Additional paid-in capital	183,332,680	-	183,332,680	54,396,373	-	54,396,373
Accumulated deficit	(30,056,276)	(395,759)	(30,452,035)	20,085,835	(2,659,993)	17,425,842

Total Shareholders’ Equity	161,851,018	(395,759)	161,455,259	74,965,267	(2,659,993)	72,305,274

Total Liabilities and Equity	169,561,899	(395,759)	169,166,140	78,092,068	(2,659,993)	75,432,075

	June 30, 2022 (unaudited)			June 30, 2021 (unaudited)
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated
ASSETS
Current Assets
Cash and cash equivalents	44,295,291	-	44,295,291	28,254,066	-	28,254,066
Restricted cash	1,320,000	-	1,320,000	-	-	-
Stable coins	-	11,355,060	11,355,060	-	154,664	154,664
Digital assets	26,945,910	(11,389,504)	15,556,406	20,989,096	(3,336,525)	17,652,571
Income tax receivable	171,362	-	171,362	-	-	-
Other current assets	5,695,638	-	5,695,638	10,366,860	-	10,366,860
Total Current Assets	78,428,201	(34,444)	78,393,757	59,610,022	(3,181,861)	56,428,161
Investment security	333,334	-	333,334	1,000,000	-	1,000,000
Deposits for property and equipment	4,094,881	-	4,094,881	11,495,450	-	11,495,450
Property and equipment, net	89,995,943	-	89,995,943	35,953,562	-	35,953,562
Other noncurrent assets	6,112,861	-	6,112,861	-	-	-

Total Assets	178,965,220	(34,444)	178,930,776	108,059,034	(3,181,861)	104,877,173

LIABILITIES AND EQUITY
Current Liabilities
Accounts payable	1,944,502	-	1,944,502	2,455,694	-	2,455,694
Income tax payable	-	-	-	211,365	-	211,365
Other payables and accrued liabilities	2,151,858	-	2,151,858	501,854	-	501,854

Total Current Liabilities	4,096,360	-	4,096,360	3,168,913	-	3,168,913

Deferred tax liabilities	-	-	-	47,684	-	47,684
Long-term income tax payable	2,905,640	-	2,905,640	-	-	-

Total Liabilities	7,002,000	-	7,002,000	3,216,597	-	3,216,597

Commitments and Contingencies

Shareholders’ Equity
Preferred shares	9,050,000	-	9,050,000	-	-	-
Common shares	824,057	-	824,057	539,063	-	539,063
Treasury shares	(1,171,679)	-	(1,171,679)	-	-	-
Additional paid-in capital	211,441,850	-	211,441,850	85,556,939	-	85,556,939
Accumulated deficit	(48,181,008)	(34,444)	(48,215,452)	18,746,435	(3,181,861)	15,564,574
Total Shareholders’ Equity	171,963,220	(34,444)	171,928,776	104,842,437	(3,181,861)	101,660,576

Total Liabilities and Equity	178,965,220	(34,444)	178,930,776	108,059,034	(3,181,861)	104,877,173

	September 30, 2022 (unaudited)			September 30, 2021 (unaudited)
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated
ASSETS
Current Assets
Cash and cash equivalents	32,266,078	-	32,266,078	26,461,096	-	26,461,096
Restricted cash	1,320,000	-	1,320,000	-	-	-
Stable coins	9,058,567	-	9,058,567	-	11,197,324	11,197,324
Digital assets	23,337,430	(208,518)	23,128,912	35,020,251	(14,738,663)	20,281,588
Income tax receivable	86,104	-	86,104	-	-	-
Other current assets	2,316,803	-	2,316,803	3,144,300	-	3,144,300
Total Current Assets	68,384,982	(208,518)	68,176,464	64,625,647	(3,541,339)	61,084,308

Investment security	2,365,468	-	2,365,468	1,000,000	-	1,000,000
Deposits for property and equipment	4,094,881	-	4,094,881	7,930,061	-	7,930,061
Property and equipment, net	80,658,459	-	80,658,459	29,978,400	-	29,978,400
Other noncurrent assets	9,173,011	-	9,173,011	6,844,416	-	6,844,416

Total Assets	164,676,801	(208,518)	164,468,283	110,378,524	(3,541,339)	106,837,185

LIABILITIES AND EQUITY
Current Liabilities
Accounts payable	2,111,433	-	2,111,433	3,011,122	-	3,011,122
Income tax payable	-	-	-	493,703	-	493,703
Other payables and accrued liabilities	1,348,825	-	1,348,825	154,629	-	154,629

Total Current Liabilities	3,460,258	-	3,460,258	3,659,454	-	3,659,454

Deferred tax liabilities	-	-	-	703,924	-	703,924
Long-term income tax payable	2,974,822	-	2,974,822	-	-	-

Total Liabilities	6,435,080	-	6,435,080	4,363,378	-	4,363,378

Commitments and Contingencies

Shareholders’ Equity
Preferred shares	9,050,000	-	9,050,000	9,050,000	-	9,050,000
Common shares	824,371	-	824,371	558,174	-	558,174
Treasury shares	(1,171,534)	-	(1,171,534)	-	-	-
Additional paid-in capital	212,058,000	-	212,058,000	106,849,371	-	106,849,371
Accumulated deficit	(62,519,116)	(208,518)	(62,727,634)	(10,442,399)	(3,541,339)	(13,983,738)

Total Shareholders’ Equity	158,241,721	(208,518)	158,033,203	106,015,146	(3,541,339)	102,473,807

Total Liabilities and Equity	164,676,801	(208,518)	164,468,283	110,378,524	(3,541,339)	106,837,185

	For the three months ended March 31, 2022 (unaudited)
	As previously reported	Adjustments	As restated

Revenue from cryptocurrency mining	8,573,747	-	8,573,747

Operating costs and expenses
Cost of revenue (exclusive of depreciation and amortization shown below)	(4,268,251)	-	(4,268,251)
Depreciation and amortization expenses	(3,799,629)	-	(3,799,629)
General and administrative expenses	(4,272,695)	-	(4,272,695)
Realized gain on exchange of digital assets	1,637,023	427,257	2,064,280
Impairment of digital assets	(10,045,603)	5,419,905	(4,625,698)

Total operating expenses	(20,749,155)	5,847,162	(14,901,993)

Loss from Operations	(12,175,408)	5,847,162	(6,328,246)

Gain from disposal of property and equipment	174,568	-	174,568
Gain from sale of investment security	1,039,999	-	1,039,999
Other expenses	(570,890)	-	(570,890)

Net loss from continuing operations before income taxes	(11,531,731)	5,847,162	(5,684,569)

Income tax expenses	1,351,942	-	1,351,942

Net loss	(10,179,789)	5,847,162	(4,332,627)

Weighted average number of ordinary share outstanding
Basic and Diluted	69,627,314	-	69,627,314

Loss per share
Basic and Diluted	(0.15)	0.09	(0.06)

	For the three months ended June 30, 2022 (unaudited)			For the six months ended June 30, 2022 (unaudited)
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated

Revenue from cryptocurrency mining	6,815,000	-	6,815,000	15,388,747	-	15,388,747

Operating costs and expenses
Cost of revenue (exclusive of depreciation and amortization shown below)	(3,584,145)	-	(3,584,145)	(7,852,396)	-	(7,852,396)
Depreciation and amortization expenses	(5,322,120)	-	(5,322,120)	(9,121,749)	-	(9,121,749)
General and administrative expenses	(4,598,238)	-	(4,598,238)	(8,870,933)	-	(8,870,933)
Realized gain on exchange of digital assets	2,115,301	86,335	2,201,636	3,752,324	513,592	4,265,916
Impairment of digital assets	(13,639,386)	274,980	(13,364,406)	(23,684,989)	5,694,885	(17,990,104)

Total operating expenses	(25,028,588)	361,315	(24,667,273)	(45,777,743)	6,208,477	(39,569,266)

Loss from Operations	(18,213,588)	361,315	(17,852,273)	(30,388,996)	6,208,477	(24,180,519)

Gain from disposal of property and equipment	1,280,328	-	1,280,328	1,454,896	-	1,454,896
Gain from sale of investment security	-	-	-	1,039,999	-	1,039,999
Other expenses	(20,179)	-	(20,179)	(591,069)	-	(591,069)

Net loss from continuing operations before income taxes	(16,953,439)	361,315	(16,592,124)	(28,485,170)	6,208,477	(22,276,693)

Income tax expenses	(1,171,293)	-	(1,171,293)	180,649	-	180,649

Net loss	(18,124,732)	361,315	(17,763,417)	(28,304,521)	6,208,477	(22,096,044)

Weighted average number of ordinary share outstanding
Basic and Diluted	49,737,336	-	49,737,336	74,695,686	-	74,695,686

Loss per share
Basic and Diluted	(0.36)	-	(0.36)	(0.38)	0.08	(0.30)

	For the three months ended September 30, 2022 (unaudited)			For the nine months ended September 30, 2022 (unaudited)
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated

Revenue from cryptocurrency mining	9,130,961	-	9,130,961	24,519,708	-	24,519,708

Operating Costs and expenses
Cost of revenue (exclusive of depreciation and amortization shown below)	(6,500,483)	-	(6,500,483)	(14,352,879)	-	(14,352,879)
Depreciation and amortization expenses	(9,312,176)	-	(9,312,176)	(18,433,925)	-	(18,433,925)
General and administrative expenses	(6,231,658)	-	(6,231,658)	(15,102,591)	-	(15,102,591)
Realized gain on exchange of digital assets	1,049,110	178,958	1,228,068	4,801,434	692,550	5,493,984
Impairment of digital assets	(2,365,132)	(353,032)	(2,718,164)	(26,050,121)	5,341,853	(20,708,268)

Total operating expenses	(23,360,339)	(174,074)	(23,534,413)	(69,138,082)	6,034,403	(63,103,679)

Loss from Operations	(14,229,378)	(174,074)	(14,403,452)	(44,618,374)	6,034,403	(38,583,971)

Gain from disposal of property and equipment	60,701	-	60,701	1,515,597	-	1,515,597
Gain from sale of investment security	-	-	-	1,039,999	-	1,039,999
Other expenses	26,098	-	26,098	(564,971)	-	(564,971)

Net loss from continuing operations before income taxes	(14,142,579)	(174,074)	(14,316,653)	(42,627,749)	6,034,403	(36,593,346)

Income tax expenses	(195,529)	-	(195,529)	(14,880)	-	(14,880)

Net loss	(14,338,108)	(174,074)	(14,512,182)	(42,642,629)	6,034,403	(36,608,226)

Weighted average number of ordinary share outstanding
Basic and Diluted	54,675,621	-	54,675,621	77,296,373	-	77,296,373

Loss per share
Basic and Diluted	(0.26)	(0.01)	(0.27)	(0.55)	0.08	(0.47)

	For the three months ended March 31, 2021 (unaudited)
	As previously reported	Adjustments	As restated

Revenue from cryptocurrency mining	43,953,050	-	43,953,050

Operating costs and expenses
Cost of revenue (exclusive of depreciation and amortization shown below)	(12,467,728)	-	(12,467,728)
Depreciation and amortization expenses	(3,650,374)	-	(3,650,374)
General and administrative expenses	(2,225,170)	-	(2,225,170)
Realized gain on exchange of digital assets	10,456,497	2,838,187	13,294,684
Impairment of digital assets	-	(5,129,213)	(5,129,213)

Total operating expenses	(7,886,775)	(2,291,026)	(10,177,801)

Income from Operations	36,066,275	(2,291,026)	33,775,249

Other income, net	2,191	-	2,191

Net income from continuing operations before income taxes	36,068,466	(2,291,026)	33,777,440

Income tax expenses	(282,142)	-	(282,142)

Net income	35,786,324	(2,291,026)	33,495,298

Weighted average number of ordinary share outstanding
Basic and Diluted	48,291,310	-	48,291,310

Earnings per share
Basic and Diluted	0.74	(0.05)	0.69

	For the three months ended June 30, 2021 (unaudited)			For the six months ended June 30, 2021 (unaudited)
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated

Revenue from cryptocurrency mining	28,342,694	-	28,342,694	72,295,744	-	72,295,744

Operating costs and expenses
Cost of revenue (exclusive of depreciation and amortization shown below)	(10,883,650)	-	(10,883,650)	(23,351,378)	-	(23,351,378)
Depreciation and amortization expenses	(2,348,657)	-	(2,348,657)	(5,999,031)	-	(5,999,031)
General and administrative expenses	(4,335,983)	-	(4,335,983)	(6,561,153)	-	(6,561,153)
Realized gain on exchange of digital assets	(3,503,845)	8,649,435	5,145,590	6,952,652	11,487,622	18,440,274
Impairment of digital assets	(9,045,007)	(9,171,303)	(18,216,310)	(9,045,007)	(14,300,516)	(23,345,523)

Total operating expenses	(30,117,142)	(521,868)	(30,639,010)	(38,003,917)	(2,812,894)	(40,816,811)

(Loss) Income from Operations	(1,774,448)	(521,868)	(2,296,316)	34,291,827	(2,812,894)	31,478,933

Gain from disposal of property and equipment	43,436	-	43,436	43,436	-	43,436
Other income, net	493,519	-	493,519	495,710	-	495,710

Net (loss) income from continuing operations before income taxes	(1,237,493)	(521,868)	(1,759,361)	34,830,973	(2,812,894)	32,018,079

Income tax expenses	(101,907)	-	(101,907)	(384,049)	-	(384,049)

Net (loss) income	(1,339,400)	(521,868)	(1,861,268)	34,446,924	(2,812,894)	31,634,030

Weighted average number of ordinary share outstanding
Basic and Diluted	49,737,336	-	49,737,336	49,018,317	-	49,018,317

(Loss) earnings per share
Basic and Diluted	(0.03)	(0.01)	(0.04)	0.70	(0.05)	0.65

	For the three months ended September 30, 2021 (unaudited)			For the nine months ended September 30, 2021 (unaudited)
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated

Revenue from cryptocurrency mining	10,395,894	-	10,395,894	82,691,638	-	82,691,638

Operating costs and expenses
Cost of revenue (exclusive of depreciation and amortization shown below)	(2,607,945)	-	(2,607,945)	(25,959,323)	-	(25,959,323)
Depreciation and amortization expenses	(3,796,672)	-	(3,796,672)	(9,795,703)	-	(9,795,703)
General and administrative expenses	(19,545,639)	-	(19,545,639)	(26,106,792)	-	(26,106,792)
Realized gain on exchange of digital assets	129,935	1,286,681	1,416,616	7,082,587	12,774,303	19,856,890
Impairment of digital assets	-	(1,646,159)	(1,646,159)	(9,045,007)	(15,946,675)	(24,991,682)

Total operating expenses	(25,820,321)	(359,478)	(26,179,799)	(63,824,238)	(3,172,372)	(66,996,610)

(Loss) Income from Operations	(15,424,427)	(359,478)	(15,783,905)	18,867,400	(3,172,372)	15,695,028

Gain from disposal of property and equipment	(3,789,683)	-	(3,789,683)	(3,746,247)	-	(3,746,247)
Other income, net	3,854	-	3,854	499,564	-	499,564

Net (loss) income from continuing operations before income taxes	(19,210,256)	(359,478)	(19,569,734)	15,620,717	(3,172,372)	12,448,345

Income tax expenses	(938,578)	-	(938,578)	(1,322,627)	-	(1,322,627)

Net (loss) income	(20,148,834)	(359,478)	(20,508,312)	14,298,090	(3,172,372)	11,125,718

Weighted average number of ordinary share outstanding
Basic and Diluted	54,675,621	-	54,675,621	50,921,037	-	50,921,037

(Loss) earnings per share
Basic and Diluted	(0.37)	(0.01)	(0.38)	0.28	(0.06)	0.22

Restated Condensed Consolidated Statements of Cash Flow (Unaudited)

	For the three months ended March 31, 2022 (unaudited)			For the three months ended March 31, 2021 (unaudited)
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated
Cash Flows from Operating Activities:
Net (loss) income	(10,179,789)	5,847,162	(4,332,627)	35,786,324	(2,291,026)	33,495,298
Less: Net loss from discontinued operations	-	-	-	-	-	-
Net (loss) income from continuing operations	(10,179,789)	5,847,162	(4,332,627)	35,786,324	(2,291,026)	33,495,298
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	3,799,629	-	3,799,629	3,650,374	-	3,650,374
Gain from disposal of property and equipment	(174,568)	-	(174,568)	-	-	-
Gain from sale of investment security	(1,039,999)	-	(1,039,999)	-	-	-
Share-based compensation expenses with employees	463,900	-	463,900	-	-	-
Liquidated damage expenses	619,355	-	619,355	-	-	-
Digital assets generated from mining	-	(8,573,747)	(8,573,747)	-	(43,953,050)	(43,953,050)
Realized gain on exchange of digital assets	(1,637,023)	(427,257)	(2,064,280)	-	(13,294,684)	(13,294,684)
Impairment of digital assets	10,045,603	(5,419,905)	4,625,698	-	5,129,213	5,129,213
Deferred tax expenses	(1,254,235)	-	(1,254,235)	30,223	-	30,223
Gain from divestiture of a subsidiary	(52,383)	-	(52,383)	-	-	-
Changes in operating assets and liabilities:
Stable coins	-	199,800	199,800	-	-	-
Digital assets	(8,573,730)	15,376,930	6,803,200	(53,646,868)	55,413,818	1,766,950
Other current assets	(223,745)	-	(223,745)	(1,336,681)	-	(1,336,681)
Other noncurrent assets	(590,652)	-	(590,652)	-	-	-
Accounts payable	1,420,280	-	1,420,280	12,757,378	-	12,757,378
Income tax payable	(211,471)	-	(211,471)	251,919	-	251,919
Long-term income tax payable	69,182	-	69,182	-	-	-
Other payables and accrued liabilities	856,218	17	856,235	(30,648)	762,679	732,031

Net Cash (Used in) Provided by Operating Activities	(6,663,428)	7,003,000	339,572	(2,537,979)	1,766,950	(771,029)

Cash Flows from Investing Activities:
Purchases of property and equipment	-	-	-	(686,538)	-	(686,538)
Deposits for property and equipment	(11,052,500)	-	(11,052,500)	-	-	-
Proceeds from sales of cryptocurrencies	7,003,000	(7,003,000)	-	1,766,950	(1,766,950)	-
Loss of cash in connection with divestiture of a subsidiary	(59,695)	-	(59,695)	-	-	-

Net Cash Used in Investing Activities	(4,109,195)	(7,003,000)	(11,112,195)	1,080,412	(1,766,950)	(686,538)

Cash Flows from Financing Activities:
Payment of liquidated damages related to private placement transactions	(2,219,355)	-	(2,219,355)	-	-	-
Proceeds from issuance of convertible notes, net of issuance costs	-	-	-	1,280,000	-	1,280,000

Net Cash (Used in) Provided by Financing Activities	(2,219,355)	-	(2,219,355)	1,280,000	-	1,280,000

Effect of exchange rate changes on cash and cash equivalents	-	-	-	-	-	-

Net decrease in cash, cash equivalents and restricted cash	(12,991,978)	-	(12,991,978)	(177,567)	-	(177,567)
Cash, cash equivalents and restricted cash at beginning of period	42,398,528	-	42,398,528	405,133	-	405,133
Cash, cash equivalents and restricted cash at end of period	29,406,550	-	29,406,550	227,566	-	227,566

	For the six months ended June 30, 2022 (unaudited)			For the six months ended June 30, 2021 (unaudited)
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated
Cash Flows from Operating Activities:
Net (loss) income	(28,304,521)	6,208,477	(22,096,044)	34,446,924	(2,812,894)	31,634,030
Less: Net loss from discontinued operations	-	-	-	-	-	-
Net (loss) income from continuing operations	(28,304,521)	6,208,477	(22,096,044)	34,446,924	(2,812,894)	31,634,030
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	9,121,749	-	9,121,749	5,999,031	-	5,999,031
Gain from disposal of property and equipment	(1,454,896)	-	(1,454,896)	(43,436)	-	(43,436)
Gain from sale of investment security	(1,039,999)	-	(1,039,999)	-	-	-
Share-based compensation expenses with employees	1,057,313	-	1,057,313	509,794	-	509,794
Share based compensation expenses in connection with issuance of ordinary shares	-	-	-	933,098	-	933,098
Liquidated damage expenses	619,355	-	619,355	-	-	-
Digital assets generated from mining	-	(15,388,747)	(15,388,747)	-	(72,295,744)	(72,295,744)
Realized gain on exchange of digital assets	(3,752,324)	(513,592)	(4,265,916)	-	(18,440,274)	(18,440,274)
Impairment of digital assets	23,684,989	(5,694,885)	17,990,104	9,045,007	14,300,516	23,345,523
Deferred tax expenses	(404,291)	-	(404,291)	47,684	-	47,684
Gain from divestiture of a subsidiary	(52,383)	-	(52,383)	-	-	-
Changes in fair value of investment security	-	-	-	-	-	-
Changes in operating assets and liabilities:
Stable coins	-	3,501,802	3,501,802	-	-	-
Digital assets	(15,388,743)	29,141,443	13,752,700	(78,531,704)	82,071,154	3,539,450
Other current assets	(740,858)	-	(740,858)	(1,750,324)	-	(1,750,324)
Other noncurrent assets	601,710	-	601,710	-	-	-
Accounts payable	697,185	-	697,185	22,985,200	-	22,985,200
Income tax payable	(731,092)	-	(731,092)	211,365	-	211,365
Long-term income tax payable	138,364	-	138,364	-	-	-
Other payables and accrued liabilities	682,095	-	682,095	1,325,382	716,692	2,042,074

Net Cash (Used in) Provided by Operating Activities	(15,266,347)	17,254,498	1,988,151	(4,821,979)	3,539,450	(1,282,529)

Cash Flows from Investing Activities:
Purchases of property and equipment	(19,310,398)	-	(19,310,398)	(686,538)	-	(686,538)
Deposits for property and equipment	-	-	-	-	-	-
Proceeds from sales of property and equipment	958,060	-	958,060	-	-	-
Proceeds from sales of cryptocurrencies	19,252,500	(19,252,500)	-	3,539,450	(3,539,450)	-
Purchases of digital assets	(1,998,002)	1,998,002	-	-	-	-
Proceeds from disposal of long-term investment	850,000	-	850,000	-	-	-
Loss of cash in connection with divestiture of a subsidiary	(59,695)	-	(59,695)	-	-	-
Investment in an equity security	-	-	-	-	-	-

Net Cash (Used in) Provided by Investing Activities	(307,535)	(17,254,498)	(17,562,033)	2,852,912	(3,539,450)	(686,538)

Cash Flows from Financing Activities:
Payment of liquidated damages related to private placement transactions	(2,219,355)	-	(2,219,355)	-	-	-
Proceeds from issuance of ordinary shares under private placements, net of issuance costs	21,010,000	-	21,010,000	-	-	-
Proceeds from issuance of convertible notes, net of issuance costs	-	-	-	1,280,000	-	1,280,000
Proceeds from issuance of ordinary shares under direct offering	-	-	-	28,550,000	-	28,550,000
Repayment of borrowings to related parties	-	-	-	(12,000)	-	(12,000)

Net Cash Provided by Financing Activities	18,790,645	-	18,790,645	29,818,000	-	29,818,000

Effect of exchange rate changes on cash and cash equivalents	-	-	-	-	-	-

Net increase in cash, cash equivalents and restricted cash	3,216,763	-	3,216,763	27,848,933	-	27,848,933
Cash, cash equivalents and restricted cash at beginning of period	42,398,528	-	42,398,528	405,133	-	405,133
Cash, cash equivalents and restricted cash at end of period	45,615,291	-	45,615,291	28,254,066	-	28,254,066

	For the nine months ended September 30, 2022 (unaudited)			For the nine months ended September 30, 2021 (unaudited)
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated
Cash Flows from Operating Activities:
Net (loss) income	(42,642,629)	6,034,403	(36,608,226)	14,298,090	(3,172,372)	11,125,718
Less: Net loss from discontinued operations	-	-	-	-	-	-
Net (loss) income from continuing operations	(42,642,629)	6,034,403	(36,608,226)	14,298,090	(3,172,372)	11,125,718
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	18,433,925	-	18,433,925	9,795,703	-	9,795,703
Gain from disposal of property and equipment	(1,515,597)	-	(1,515,597)	3,746,247	-	3,746,247
Gain from sale of investment security	(1,039,999)	-	(1,039,999)	-	-	-
Share-based compensation expenses with employees	1,673,948	-	1,673,948	16,576,615	-	16,576,615
Share based compensation expenses in connection with issuance of ordinary shares	-	-	-	1,446,098	-	1,446,098
Liquidated damage expenses	619,355	-	619,355	-	-	-
Digital assets generated from mining	(24,543,543)	-	(24,543,543)	-	(82,691,638)	(82,691,638)
Realized gain on exchange of digital assets	(4,801,434)	(692,550)	(5,493,984)	-	(19,856,890)	(19,856,890)
Impairment of digital assets	26,050,121	(5,341,853)	20,708,268	9,045,007	15,946,675	24,991,682
Deferred tax expenses	(404,294)	-	(404,294)	703,924	-	703,924
Gain from divestiture of a subsidiary	(52,383)	-	(52,383)	-	-	-
Changes in fair value of investment security	(32,134)	-	(32,134)	-	-	-
Changes in operating assets and liabilities:
Stable coins	-	3,496,298	3,496,298	-	(200,000)	(200,000)
Digital assets	19,252,500	(5,494,300)	13,758,200	(89,079,726)	92,619,176	3,539,450
Other current assets	1,719,544	-	1,719,544	(117,048)	-	(117,048)
Other noncurrent assets	(2,458,440)	-	(2,458,440)	(6,844,416)	-	(6,844,416)
Accounts payable	947,055	-	947,055	25,680,947	-	25,680,947
Income tax payable	(645,828)	-	(645,828)	493,703	-	493,703
Long-term income tax payable	207,546	-	207,546	-	-	-
Other payables and accrued liabilities	2,184,774	-	2,184,774	3,062,969	894,499	3,957,468

Net Cash Used in Operating Activities	(7,047,513)	(1,998,002)	(9,045,515)	(11,191,887)	3,539,450	(7,652,437)

Cash Flows from Investing Activities:
Purchases of property and equipment	(19,285,625)	-	(19,285,625)	(795,000)	-	(795,000)
Deposits for property and equipment	-	-	-	-	-	-
Proceeds from sales of property and equipment	1,081,075	-	1,081,075	-	-	-
Proceeds from sales of cryptocurrencies	-	-	-	3,539,450	(3,539,450)	-
Purchases of digital assets	(1,998,002)	1,998,002	-	-	-	-
Proceeds from disposal of long-term investment	1,706,665	-	1,706,665	-	-	-
Loss of cash in connection with divestiture of a subsidiary	(59,695)	-	(59,695)	-	-	-
Investment in an equity security	(2,000,000)	-	(2,000,000)	-	-	-

Net Cash Used in Investing Activities	(20,555,582)	1,998,002	(18,557,580)	2,744,450	(3,539,450)	(795,000)

Cash Flows from Financing Activities:
Payment of liquidated damages related to private placement transactions	(2,219,355)	-	(2,219,355)	-	-	-
Proceeds from issuance of ordinary shares under private placements, net of issuance costs	21,010,000	-	21,010,000	-	-	-
Proceeds from issuance of convertible notes, net of issuance costs	-	-	-	1,280,000	-	1,280,000
Proceeds from issuance of ordinary shares under direct offering	-	-	-	33,235,400	-	33,235,400
Repayment of borrowings to related parties	-	-	-	(12,000)	-	(12,000)

Net Cash Provided by Financing Activities	18,790,645	-	18,790,645	34,503,400	-	34,503,400

Effect of exchange rate changes on cash and cash equivalents	-	-	-	-	-	-

Net (decrease) increase in cash, cash equivalents and restricted cash	(8,812,450)	-	(8,812,450)	26,055,963	-	26,055,963
Cash, cash equivalents and restricted cash at beginning of period	42,398,528	-	42,398,528	405,133	-	405,133
Cash, cash equivalents and restricted cash at end of period	33,586,078	-	33,586,078	26,461,096	-	26,461,096